Note 10 - Loss Per Common Share - Antidilutive Securities Excluded from the Diluted per Share Calculation (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Potentially dilutive securities (in shares)	1,291,855	48,280
Warrant [Member] | The 2014 Warrants [Member]
Potentially dilutive securities (in shares)		2,861
Warrant [Member] | Class B Warrants [Member]
Potentially dilutive securities (in shares)	480,000
Series E Convertible Preferred Stock [Member]
Potentially dilutive securities (in shares)	811,855	45,419